Cover	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2025
Entity File Number	001-36410
Entity Registrant Name	Phibro Animal Health Corporation
Entity Central Index Key	0001069899
Entity Tax Identification Number	13-1840497
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Glenpointe Centre East, 3rd Floor
Entity Address, Address Line Two	300 Frank W. Burr Boulevard, Suite 21
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666-6712
City Area Code	201
Local Phone Number	329-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PAHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false